Consolidated and combined statements of changes in stockholders' equity - MXN ($) $ in Thousands	Common stock Opening balance after adjustment	Common stock	Share premium account Opening balance after adjustment	Share premium account	Retained earnings (deficit) Accounting effects for changing reporting period	Retained earnings (deficit) Opening balance after adjustment	Retained earnings (deficit)	Other comprehensive income Opening balance after adjustment	Other comprehensive income	Non-controlling interests.	Accounting effects for changing reporting period	Opening balance after adjustment	Total
Balance at Dec. 31, 2018		$ 55,985					$ 24,234		$ 45				$ 80,264
Dividends paid							(278,000)						(278,000)
Total comprehensive income for the year							472,142		76				472,218
Balance at Dec. 31, 2019		55,985					218,376		121				274,482
Capital increase		225,737		$ 909,428									1,135,165
Effects of merger with related party							4,724						4,724
Dividends paid							(830,000)						(830,000)
Total comprehensive income for the year							338,361		(839)				337,522
Balance at Jan. 03, 2021	$ 281,722	281,722	$ 909,428	909,428	$ (22,466)	$ (291,005)	(268,539)	$ (718)	(718)		$ (22,466)	$ 899,427	921,893
Reclassification of share premium to retained earnings				(876,518)			876,518
Others		13,277		(26,251)					1,218				(11,756)
Dividends paid							(1,400,000)						(1,400,000)
Effect of acquisition of subsidiaries										$ 18,361			18,361
Total comprehensive income for the year							1,804,590		83	(3,706)			1,800,967
Balance at Dec. 31, 2021		$ 294,999		$ 6,659			$ 990,103		$ 583	$ 14,655			$ 1,306,999